COMMITMENTS	5 Months Ended	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2015
Shuhai [Member]
COMMITMENTS

NOTE 10 – COMMITMENTS

Capital Contribution

The Company’s total registered capital is RMB 50.0 million ($8.18 million) of which RMB 1,200,500 ($195,878) was contributed as of June 30, 2015. Pursuant to the new Registered Capital Registration System Reform Plan promulgated by the State Council on February 7, 2014 and its implementation rules by local State Administration of Industry and Commerce (“SAIC”) from March 1, 2014, companies registered in China are not required for annual review by SAIC and there is no registered capital contribution deadline requirement by SAIC.  The Company is currently complying with the new corporate registration regulation in China, and plans to make the total committed registered capital in full by no later than the beginning of 2045.

Lease Agreement

The Company has leased an office under a one-year, non-cancellable operating lease agreement. The monthly rent is RMB 32,923 ($5,372). Rental expense for the period from inception to June 30, 2015 was $32,231.

Datasea [Member]
COMMITMENTS

NOTE 10 – COMMITMENTS

Lease Agreement

The Company has leased an office under a one-year, non-cancellable operating lease agreement.  The lease expired on December 17, 2015 with a monthly rent of RMB 32,923 ($5,072). The new lease agreement for same location was signed for the period from December 18, 2015 to December 17, 2016 with monthly rent of RMB 35,916 ($5,533).  Rental expense for six and three months ended December 31, 2015 was $32,784 and $17,298.